UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811- 5883

Dreyfus Index Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	1/31/2009

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Stock Index Fund
January 31, 2009 (Unaudited)

Common Stocks--97.0%	Shares	Value ($)
Australia--5.6%
AGL Energy	25,276	233,773
Alumina	95,255	68,356
Amcor	48,394	164,376
AMP	105,155	347,936
Aristocrat Leisure	21,676	51,200
Asciano Group	43,141	29,815
ASX	9,932	169,222
Australia & New Zealand Banking Group	114,149	947,469
AXA Asia Pacific Holdings	42,811	126,928
Bendigo and Adelaide Bank	14,776	93,046
BHP Billiton	189,495	3,571,316
Billabong International	11,069	51,509
BlueScope Steel	45,543	100,589
Boral	31,989	66,417
Brambles	77,583	331,845
Caltex Australia	5,748	31,667
CFS Retail Property Trust	102,410	115,588
Coca-Cola Amatil	31,660	183,377
Cochlear	3,387	125,961
Commonwealth Bank of Australia	83,368	1,405,334
Computershare	28,160	128,048
Crown	24,659	85,944
CSL	33,422	787,643
CSR	81,884	72,817
Dexus Property Group	124,847	59,785
Fairfax Media	75,671	66,501
Fortescue Metals Group	73,468 a	79,708
Foster's Group	107,706	371,813
Goodman Fielder	84,351	81,600
Goodman Group	112,408	50,535
GPT Group	197,360	95,051
Harvey Norman Holdings	35,660	47,438
Incitec Pivot	101,831	166,975
Insurance Australia Group	106,880	261,764
James Hardie Industries	27,193	66,903
Leighton Holdings	7,468	77,859
Lend Lease	19,573	83,359
Lion Nathan	17,853	92,231
Macquarie Airports	41,877	60,276
Macquarie Group	15,780	253,944
Macquarie Infrastructure Group	128,485	129,320
Macquarie Office Trust (Units)	72,900	8,567
Metcash	46,041	121,491
Mirvac Group	102,666	72,991
National Australia Bank	104,523	1,237,667
Newcrest Mining	25,328	492,270
Nufarm	9,104	64,560
OneSteel	46,488	70,128
Orica	20,022	169,342
Origin Energy	49,317	435,310
OZ Minerals	136,918	47,886
Perpetual	2,276	43,615
Qantas Airways	50,905	78,218
QBE Insurance Group	55,112	830,650

Rio Tinto	15,977	415,947
Santos	33,193	298,431
Sims Metal Management	9,564	103,390
Sonic Healthcare	21,083	185,223
Stockland	83,790	191,511
Suncorp-Metway	54,286	255,473
Tabcorp Holdings	27,671	114,760
Tatts Group	60,908	110,406
Telstra	243,517	583,078
Toll Holdings	34,415	118,298
Transurban Group	69,035	223,094
Wesfarmers	55,649 b	541,478
Wesfarmers PPS	8,928	86,392
Westfield Group	97,981	743,285
Westpac Banking	158,225	1,554,753
Woodside Petroleum	26,957	595,615
Woolworths	67,951	1,186,183
WorleyParsons	9,605	89,559
		22,404,809
Austria--.3%
Erste Group Bank	10,828	164,292
OMV	9,304	266,956
Raiffeisen International Bank Holding	3,473	71,210
Strabag	3,027	56,247
Telekom Austria	19,405	273,541
Verbund-Oesterreichische Elektrizitaetswirtschafts, Cl. A	4,544	174,518
Vienna Insurance Group	2,446	77,109
Voestalpine	5,954	116,129
Wienerberger	5,305	68,391
		1,268,393
Belgium--.8%
Anheuser-Busch InBev	26,890	686,085
Anheuser-Busch InBev (Strip)	12,680 a	65
Belgacom	9,482	332,333
Colruyt	941	208,920
Compagnie Nationale a Portefeuille	1,980	93,882
Delhaize Group	5,627	363,432
Dexia	30,420	95,703
Fortis	115,886	260,967
Groupe Bruxelles Lambert	4,528	334,172
Groupe Bruxelles Lambert (Strip)	236 a	2
KBC Ancora	1,307	10,669
KBC Groep	9,017	165,529
Mobistar	1,807	133,058
Solvay	3,320	235,702
UCB	5,969	186,450
Umicore	7,438	139,259
		3,246,228
China--.0%
Foxconn International Holdings	83,000 a	30,219
Denmark--.9%
AP Moller - Maersk, Cl. A	32	156,779
AP Moller - Maersk, Cl. B	61	294,666
Carlsberg, Cl. B	4,317	143,972
Coloplast, Cl. B	1,495	92,006
Danisco	2,601	96,133
Danske Bank	25,710	260,764
DSV	11,508	114,247
FLSmidth & Co.	2,893	79,945
Jyske Bank	3,349 a	76,570

Novo Nordisk, Cl. B	24,982	1,342,056
Novozymes, Cl. B	2,633	211,152
Topdanmark	849 a	101,435
TrygVesta	1,614	96,278
Vestas Wind Systems	10,351 a	506,242
William Demant Holding	1,601 a	53,256
		3,625,501
Finland--1.3%
Elisa	7,550	119,877
Fortum	24,850	486,593
Kesko, Cl. B	3,623	89,375
Kone, Cl. B	8,943	188,294
Metso	7,011	68,462
Neste Oil	7,752	112,653
Nokia	214,652	2,637,969
Nokian Renkaat	6,753	66,289
Orion, Cl. B	5,638	97,394
Outokumpu	7,434	85,073
Pohjola Bank, Cl. A	6,977	81,899
Rautaruukki	5,240	83,602
Sampo, Cl. A	23,985	386,359
Sanoma	4,669	54,867
Stora Enso, Cl. R	32,988	202,069
UPM-Kymmene	29,061	275,587
Wartsila	5,057	136,091
		5,172,453
France--9.7%
Accor	10,685	424,407
ADP	1,537	82,854
Air France-KLM	7,967	76,674
Air Liquide	13,813	1,009,591
Alcatel-Lucent	131,731 a	262,334
Alstom	11,863	576,549
Atos Origin	3,835	91,435
AXA	87,634	1,371,773
BNP Paribas	46,443	1,786,086
Bouygues	13,427	460,449
Bureau Veritas	2,361	89,255
Cap Gemini	7,889	273,467
Carrefour	35,411	1,215,702
Casino Guichard Perrachon	2,472	163,002
Christian Dior	3,087	154,520
Cie de Saint-Gobain	16,024	545,708
Cie Generale d'Optique Essilor International	11,285	432,114
CNP Assurances	2,107	140,770
Compagnie Generale de Geophysique-Veritas	8,008 a	97,788
Compagnie Generale des Etablissements Michelin, Cl. B	8,126	319,900
Credit Agricole	49,980	611,028
Dassault Systemes	3,796	144,039
Eiffage	2,185	108,194
Electricite de France	11,216	549,848
Eramet	330	52,703
Eurazeo	1,602	54,444
Eutelsat Communications	5,153 a	110,444
France Telecom	103,407	2,326,969
GDF SUEZ	61,905	2,385,477
Gecina	669	46,518
Groupe Danone	24,753	1,276,762
Hermes International	3,862	390,486
ICADE	1,235	99,707

Iliad	981	81,840
Imerys	1,819	72,822
JC Decaux	4,335	59,969
Klepierre	5,039	120,690
L'Oreal	13,642	910,819
Lafarge	7,086	328,584
Lagardere	6,729	257,488
Legrand	5,389	91,124
LVMH Moet Hennessy Louis Vuitton	13,691	751,010
M6-Metropole Television	3,249	52,857
Natixis	52,231	81,994
Neopost	1,638	132,379
PagesJaunes Groupe	6,051	53,520
Pernod-Ricard	9,213	581,347
Peugeot	9,155	156,095
PPR	4,281	217,413
Publicis Groupe	7,281	171,495
Renault	10,425	202,531
Safran	9,522	119,461
Sanofi-Aventis	59,391	3,355,271
Schneider Electric	12,430	792,625
Scor	10,165	207,250
Societe BIC	1,432	77,074
Societe Des Autoroutes Paris-Rhin-Rhone	1,152	65,842
Societe Generale	26,425	1,115,800
Societe Television Francaise 1	6,190	66,950
Sodexo	5,309	270,199
Suez Environnement	15,161 a	243,053
Technip	6,023	187,789
Thales	5,015	223,359
Total	120,328	6,040,764
Unibail-Rodamco	5,182	698,634
Valeo	4,874	54,590
Vallourec	2,971	292,725
Veolia Environnement	21,130	478,061
Vinci	23,418	805,468
Vivendi	66,176	1,713,890
Wendel	1,562	61,052
Zodiac	2,585	93,881
		39,018,712
Germany--7.6%
Adidas	11,123	386,712
Allianz	25,568	2,165,780
BASF	53,538	1,558,786
Bayer	43,219	2,304,563
Bayerische Motoren Werke	18,537	442,081
Beiersdorf	4,959	244,029
Celesio	4,321	92,750
Commerzbank	38,730	176,443
Daimler	49,162	1,386,016
Deutsche Bank	30,275	803,102
Deutsche Boerse	10,898	551,645
Deutsche Lufthansa	13,504	164,400
Deutsche Post	47,317	593,024
Deutsche Postbank	4,595	55,469
Deutsche Telekom	160,289	1,945,225
E.ON	107,316	3,471,123
Fraport	2,289	86,093
Fresenius	1,769	87,278
Fresenius Medical Care & Co.	10,686	479,428

GEA Group	7,860	90,955
Hamburger Hafen und Logistik	1,184	30,346
Hannover Rueckversicherung	3,652	112,414
HeidelbergerCement	1,512	58,807
Henkel & Co.	7,334	171,334
Hochtief	2,305	79,458
Hypo Real Estate Holding	7,752	12,716
Infineon Technologies	33,834 a	30,351
K+S	8,303	395,285
Linde	7,487	501,314
MAN	5,929	259,243
Merck	3,630	308,276
Metro	6,397	232,815
Muenchener Rueckversicherungs	11,687	1,553,095
Puma AG Rudolf Dassler Sport	351	63,557
Q-Cells	3,212 a	79,030
RWE	25,166	1,963,060
Salzgitter	2,243	164,070
SAP	49,424	1,763,921
Siemens	49,046	2,764,235
Solarworld	5,159	109,680
ThyssenKrupp	20,122	411,032
TUI	12,723	107,365
United Internet	8,442	61,556
Volkswagen	6,589	2,106,295
Wacker Chemie	918	65,985
		30,490,142
Greece--.5%
Alpha Bank	22,351	188,469
Coca-Cola Hellenic Bottling	9,565	131,645
EFG Eurobank Ergasias	16,266	102,556
Hellenic Petroleum	6,087	43,995
Hellenic Telecommunications Organization	15,174	231,400
Marfin Investment Group	31,955 a	118,755
National Bank of Greece	27,913	471,453
OPAP	12,533	366,190
Piraeus Bank	16,288	108,539
Public Power	5,352	90,121
Titan Cement	3,745	68,628
		1,921,751
Hong Kong--2.1%
ASM Pacific Technology	8,000	24,433
Bank of East Asia	82,391	163,964
BOC Hong Kong Holdings	209,500	213,969
Cathay Pacific Airways	63,000	73,325
Cheung Kong Holdings	78,000	723,316
Cheung Kong Infrastructure Holdings	26,000	97,409
Chinese Estates Holdings	44,000	53,834
CLP Holdings	114,288	774,704
Esprit Holdings	59,200	315,743
Hang Lung Group	50,000	162,098
Hang Lung Properties	117,000	262,673
Hang Seng Bank	42,900	516,923
Henderson Land Development	60,762	231,464
Hong Kong & China Gas	224,483	366,128
Hong Kong Aircraft Engineerg	4,800	42,022
Hong Kong Exchanges & Clearing	57,000	489,099
HongKong Electric Holdings	77,500	454,866
Hopewell Holdings	33,000	108,791
Hutchison Telecommunications International	74,000	18,497

Hutchison Whampoa	118,800	605,925
Hysan Development	27,000	43,837
Kerry Properties	34,500	80,680
Kingboard Chemical Holdings	37,000	59,376
Li & Fung	126,600	253,752
Lifestyle International Holdings	22,000	17,749
Link REIT	123,500	230,758
Mongolia Energy	126,000 a	34,480
MTR	86,500	206,788
New World Development	148,191	141,664
NWS Holdings	37,000	45,192
Orient Overseas International	8,300	19,617
Pacific Basin Shipping	71,000	36,597
PCCW	152,207	78,318
Shangri-La Asia	79,000	92,138
Sino Land	102,664	98,342
Sun Hung Kai Properties	78,699	699,661
Swire Pacific, Cl. A	46,000	297,296
Television Broadcasts	19,000	67,436
Wharf Holdings	77,192	191,672
Wheelock & Co.	56,000	98,562
Wing Hang Bank	10,500	50,677
Yue Yuen Industrial Holdings	41,800	76,407
		8,620,182
Ireland--.3%
Allied Irish Banks	47,333	74,001
Anglo Irish Bank	35,225	9,796
Bank of Ireland	64,157	53,441
CRH	30,657	714,940
Elan	27,602 a	199,143
Kerry Group, Cl. A	8,202	151,986
Ryanair Holdings	4,000 a	14,732
		1,218,039
Italy--3.3%
A2A	73,429	127,974
Alleanza Assicurazioni	23,905	162,820
Assicurazioni Generali	59,913	1,251,483
Atlantia	14,507	212,863
Autogrill	7,010	41,301
Banca Carige	39,315	91,191
Banca Monte dei Paschi di Siena	139,895	201,504
Banca Popolare di Milano Scarl	21,318	109,344
Banco Popolare	36,955	211,807
Bulgari	10,010	41,658
Enel	245,379	1,382,014
ENI	147,042	3,135,529
Fiat	39,906	196,119
Finmeccanica	22,683	356,666
Fondiaria-SAI	4,427	69,440
IFIL Investments	15,487	38,482
Intesa Sanpaolo	430,586	1,364,308
Intesa Sanpaolo-RSP	48,447	109,269
Italcementi	4,756	44,766
Italcementi-RSP	5,476	32,175
Lottomatica	3,758	69,541
Luxottica Group	8,351	118,254
Mediaset	43,239	211,391
Mediobanca	27,653	251,604
Mediolanum	14,285	55,468
Parmalat	98,054	158,829

Pirelli & C	100,796	28,999
Prysmian	6,902	87,564
Saipem	14,924	229,117
Saras	18,185	60,008
Snam Rete Gas	44,063	230,242
Telecom Italia	560,880	692,529
Telecom Italia-RSP	285,679	277,500
Terna	67,718	206,320
UniCredit	583,299	1,033,036
Unione di Banche Italiane	34,113	426,227
Unipol Gruppo Finanziario	44,236	66,325
		13,383,667
Japan--25.1%
77 Bank	22,000	110,173
ABC-Mart	1,600	52,500
Acom	2,736	95,829
Advantest	9,000	120,595
Aeon	35,900	286,567
Aeon Credit Service	3,960	35,755
AEON Mall	4,000	54,657
Aioi Insurance	27,000	131,372
Aisin Seiki	9,900	131,091
Ajinomoto	36,800	316,169
Alfresa Holdings	1,900	80,175
All Nippon Airways	39,000	146,049
Alps Electric	12,100	51,024
Amada	20,000	94,965
Aozora Bank	27,959	31,076
Asahi Breweries	21,700	335,311
Asahi Glass	56,800	296,748
Ashai Kasei	66,900	273,650
Asics	9,000	66,600
Astellas Pharma	26,779	1,010,099
Bank of Kyoto	16,000	167,250
Bank of Yokohama	70,000	354,827
Benesse	4,300	182,966
Bridgestone	34,100	429,573
Brother Industries	12,800	82,430
Canon	60,450	1,625,154
Canon Marketing Japan	4,500	66,046
Casio Computer	13,200	103,465
Central Japan Railway	87	619,025
Chiba Bank	44,000	244,775
Chubu Electric Power	37,000	1,051,603
Chugai Pharmaceutical	12,628	241,251
Chugoku Bank	9,000	126,285
Chugoku Electric Power	15,600	405,288
Chuo Mitsui Trust Holdings	57,380	224,128
Citizen Holdings	17,800	71,377
COCA-COLA WEST	2,700	55,550
Cosmo Oil	35,000	93,328
Credit Saison	8,800	85,798
Dai Nippon Printing	33,800	329,506
Daicel Chemical Industries	15,000	65,802
Daido Steel	14,200	38,819
Daihatsu Motor	12,000	99,337
Daiichi Sankyo	38,983	876,457
Daikin Industries	14,800	338,037
Dainippon Sumitomo Pharma	9,000	79,967
Daito Trust Construction	4,500	193,265

Daiwa House Industry	29,400	261,833
Daiwa Securities Group	75,000	410,252
Dena	20	59,148
Denki Kagaku Kogyo	27,600	57,480
Denso	27,300	493,559
Dentsu	11,100	189,834
DIC	38,000	61,231
Dowa Holdings	11,000	34,868
Dowa Holdings (Rights)	7,000 a	0
East Japan Railway	18,900	1,280,937
Eisai	14,100	515,197
Electric Power Development	7,480	287,547
Elpida Memory	8,100 a	56,734
FamilyMart	3,000	109,560
Fanuc	10,700	634,943
Fast Retailing	2,700	341,012
Fuji Electric Holdings	38,000	45,010
Fuji Heavy Industries	32,000	91,779
Fuji Media Holdings	11	13,991
FUJIFILM Holdings	27,300	596,006
Fujitsu	104,800	470,869
Fukuoka Financial Group	46,000	153,966
Furukawa Electric	38,000	130,880
Gunma Bank	21,000	121,347
Hachijuni Bank	23,000	128,517
Hakuhodo DY Holdings	1,170	52,200
Hankyu Hashin Holdings	68,000	372,500
Haseko	62,500	57,798
Hikari Tsushin	1,300	22,987
Hino Motors	10,000	17,498
Hirose Electric	1,900	178,686
Hiroshima Bank	27,000	114,099
Hisamitsu Pharmaceutical	4,000	147,184
Hitachi	193,900	619,823
Hitachi Chemical	6,700	72,382
Hitachi Construction Machinery	6,200	60,617
Hitachi High-Technologies	3,900	58,278
Hitachi Metals	7,000	35,171
Hokkaido Electric Power	10,900	263,094
Hokuhoku Financial Group	62,000	122,490
Hokuriku Electric Power	9,900	282,227
Honda Motor	93,420	2,089,126
HOYA	23,200	412,302
Ibiden	7,300	147,303
Idemitsu Kosan	1,400	90,956
IHI	81,000	93,943
INPEX	46	330,126
Isetan Mitsukoshi Holdings	19,620 a	140,676
Isuzu Motors	79,000	90,441
Ito En	3,300	45,676
Itochu	84,500	409,813
Itochu Techno-Solutions	1,400	31,068
Iyo Bank	14,000	164,744
J Front Retailing	26,800	95,265
Jafco	1,600	31,299
Japan Airlines	51,600 a	110,819
Japan Petroleum Exploration	1,400	64,427
Japan Prime Realty Investment	33	84,341
Japan Real Estate Investment	22	197,607
Japan Retail Fund Investment	22	96,561

Japan Steel Works	20,000	214,691
Japan Tobacco	252	720,263
JFE Holdings	29,160	723,089
JGC	13,000	183,863
Joyo Bank	40,462	218,820
JS Group	15,124	200,521
JSR	10,700	129,637
JTEKT	12,100	74,758
Jupiter Telecommunications	138	130,642
Kajima	50,800	133,938
Kamigumi	14,400	114,106
Kaneka	16,000	85,449
Kansai Electric Power	42,599	1,167,663
Kansai Paint	11,000	55,370
Kao	29,000	705,206
Kawasaki Heavy Industries	88,000	158,790
Kawasaki Kisen Kaisha	33,000	119,790
KDDI	165	1,031,313
Keihin Electric Express Railway	25,000	191,364
Keio	34,000	180,856
Keisei Electric Railway	17,000	91,381
Keyence	2,114	383,763
Kikkoman	8,000	76,692
Kinden	9,000	79,176
Kintetsu	91,354	412,739
Kirin Holdings	44,000	552,448
Kobe Steel	148,000	219,529
Komatsu	50,200	515,586
Konami	5,200	103,636
Konica Minolta Holdings	28,000	215,494
Kubota	61,000	329,372
Kuraray	20,500	160,566
Kurita Water Industries	6,600	148,039
Kyocera	9,100	581,462
Kyowa Hakko Kirin	14,705	131,780
Kyushu Electric Power	21,200	552,536
Lawson	3,900	192,425
Leopalace21	7,200	60,472
Mabuchi Motor	1,500	56,221
Makita	7,300	131,558
Marubeni	92,000	325,985
Marui Group	14,100	73,017
Maruichi Steel Tube	2,000	47,094
Matsui Securities	8,100	60,618
Mazda Motor	58,000	89,236
Mediceo Paltac Holdings	7,700	86,422
Meiji Dairies	13,000	60,960
Minebea	18,000	54,725
Mitsubishi	75,700	1,001,973
Mitsubishi Chemical Holdings	71,600	292,240
Mitsubishi Electric	108,000	492,237
Mitsubishi Estate	66,000	862,934
Mitsubishi Gas Chemical	21,000	83,025
Mitsubishi Heavy Industries	178,700	670,983
Mitsubishi Logistics	6,000	60,683
Mitsubishi Materials	60,000	149,355
Mitsubishi Motors	202,000 a	267,582
Mitsubishi Rayon	34,000	81,682
Mitsubishi Tanabe Pharma	13,000	190,272
Mitsubishi UFJ Financial Group	620,490	3,442,236

Mitsubishi UFJ Lease & Finance	3,720	87,262
Mitsui & Co.	96,400	1,001,594
Mitsui Chemicals	33,000	94,671
Mitsui Engineering & Shipbuilding	46,000	69,924
Mitsui Fudosan	47,000	605,227
Mitsui Mining & Smelting	37,000	66,392
Mitsui OSK Lines	64,000	365,967
Mitsui Sumitomo Insurance Group Holdings	21,269	544,951
Mitsumi Electric	4,800	61,212
Mizuho Financial Group	543,000	1,335,247
Mizuho Trust & Banking	88,000	91,117
Murata Manufacturing	12,000	450,329
Namco Bandai Holdings	10,350	103,079
NEC	108,800	289,772
NEC Electronics	1,100 a	7,578
NGK Insulators	15,000	191,452
NGK Spark Plug	10,000	76,745
NHK Spring	6,000	21,557
Nidec	6,100	288,498
Nikon	19,600	202,850
Nintendo	5,650	1,738,604
Nippon Building Fund	30	321,544
Nippon Electric Glass	21,085	137,705
Nippon Express	46,000	164,458
Nippon Meat Packers	11,000	138,833
Nippon Mining Holdings	51,800	188,225
Nippon Oil	73,800	320,515
Nippon Paper Group	5,100	150,824
Nippon Sheet Glass	37,000	90,254
Nippon Steel	285,100	833,582
Nippon Telegraph & Telephone	28,900	1,393,793
Nippon Yusen	61,800	288,903
Nipponkoa Insurance	37,000	300,981
Nishi-Nippon City Bank	40,000	97,686
Nissan Chemical Industries	9,000	67,384
Nissan Motor	126,700	378,382
Nissay Dowa General Insurance	8,000	42,307
Nisshin Seifun Group	10,300	112,064
Nisshin Steel	42,000	69,898
Nisshinbo Industries	8,000	58,332
Nissin Foods Holdings	4,800	162,956
Nitori	2,300	162,441
Nitto Denko	9,800	180,676
NOK	7,700	53,836
Nomura Holdings	98,900	637,187
Nomura Real Estate Holdings	3,100	54,789
Nomura Real Estate Office Fund	16	100,174
Nomura Research Institute	5,700	102,163
NSK	24,000	76,963
NTN	27,000	71,619
NTT Data	71	226,862
NTT DoCoMo	889	1,548,567
NTT Urban Development	55	47,225
Obayashi	35,000	164,596
Obic	350	54,508
Odakyu Electric Railway	35,000	278,787
OJI Paper	48,000	227,185
Olympus	13,000	208,851
Omron	12,100	143,080
Ono Pharmaceutical	5,400	283,156

Onward Holdings	6,000	40,350
Oracle Japan	2,300	91,067
Oriental Land	2,900	220,028
ORIX	5,270	229,184
Osaka Gas	109,000	463,629
OSAKA Titanium Technologies	600	12,912
OTSUKA	1,000	44,334
Panasonic	103,195	1,237,683
Panasonic Electric Works	22,000	172,635
Promise	3,800	69,276
Rakuten	368	215,870
Resona Holdings	28,900	444,079
Ricoh	38,000	461,168
Rohm	5,800	286,426
Sankyo	3,200	152,846
Santen Pharmaceutical	3,800	121,658
Sanyo Electric	99,000 a	151,170
Sapporo Hokuyo Holdings	15,000	53,251
Sapporo Holdings	13,000	59,993
SBI Holdings	887	106,549
Secom	11,800	494,762
Sega Sammy Holdings	9,584	120,404
Seiko Epson	7,700	96,361
Sekisui Chemical	26,000	144,393
Sekisui House	25,000	210,059
Seven & I Holdings	46,260	1,233,236
Seven Bank	26	78,482
Sharp	56,000	413,445
Shikoku Electric Power	10,200	336,747
Shimadzu	14,000	83,837
Shimamura	1,200	83,706
Shimano	3,500	118,335
Shimizu	34,000	153,611
Shin-Etsu Chemical	22,900	1,063,751
Shinko Electric Industries	2,700	22,728
Shinko Securities	34,000	67,539
Shinsei Bank	81,000	103,577
Shionogi & Co.	17,000	362,245
Shiseido	18,000	301,195
Shizuoka Bank	34,400	357,779
Showa Denko	64,000	84,787
Showa Shell Sekiyu	11,500	107,162
SMC	3,200	285,460
Softbank	42,300	650,934
Sojitz	66,600	101,353
Sompo Japan Insurance	47,000	291,972
Sony	56,080	1,084,782
Sony Financial Holdings	49	160,307
Square Enix Holdings	3,800	101,756
Stanley Electric	9,300	89,121
SUMCO	7,200	92,758
Sumitomo	62,900	568,531
Sumitomo Chemical	88,000	276,488
Sumitomo Electric Industries	42,000	316,265
Sumitomo Heavy Industries	35,000	110,432
Sumitomo Metal Industries	215,000	428,367
Sumitomo Metal Mining	31,000	288,951
Sumitomo Mitsui Financial Group	37,500	1,485,942
Sumitomo Realty & Development	21,000	240,600
Sumitomo Rubber Industries	9,400	58,701

Sumitomo Trust & Banking	80,000	393,344
Suruga Bank	12,000	104,698
Suzuken	3,720	94,700
Suzuki Motor	19,900	267,725
T & D Holdings	11,050	354,648
Taiheiyo Cement	50,000	68,368
Taisei	57,000	125,417
Taisho Pharmaceutical	7,000	141,873
Taiyo Nippon Sanso	15,000	96,362
Takashimaya	18,000	120,879
Takeda Pharmaceutical	46,100	2,154,449
Takefuji	7,420	52,272
TDK	7,100	264,796
Teijin	46,000	110,466
Terumo	9,500	321,418
THK	6,800	85,918
Tobu Railway	46,000	252,050
Toho	5,800	101,302
Toho Gas	28,000	170,677
Tohoku Electric Power	23,900	614,444
Tokio Marine Holdings	38,200	1,006,462
Tokuyama	12,000	70,940
Tokyo Broadcasting System	1,700	22,895
Tokyo Electric Power	68,872	2,152,777
Tokyo Electron	9,800	358,261
Tokyo Gas	129,000	607,844
Tokyo Steel Manufacturing	5,500	53,553
Tokyo Tatemono	18,000	60,090
Tokyu	63,820	276,005
Tokyu Land	28,000	87,491
TonenGeneral Sekiyu	17,000	163,477
Toppan Printing	30,000	201,510
Toray Industries	74,000	319,150
Toshiba	172,000	597,464
Tosoh	29,000	60,592
TOTO	14,000	74,243
Toyo Seikan Kaisha	9,600	142,039
Toyo Suisan Kaisha	5,000	132,154
Toyoda Gosei	4,500	50,329
Toyota Boshoku	2,400	19,117
Toyota Industries	10,600	211,053
Toyota Motor	155,614	4,964,495
Toyota Tsusho	12,700	113,482
Trend Micro	5,500	149,784
Tsumura & Co.	3,100	101,938
Ube Industries	60,600	129,938
UNICHARM	2,400	164,714
UNY	10,000	82,988
Ushio	7,400	93,515
USS	1,330	56,265
West Japan Railway	96	390,354
Yahoo! Japan	833	264,820
Yakult Honsha	5,100	103,460
Yamada Denki	4,870	287,335
Yamaguchi Financial Group	13,000	143,825
Yamaha	10,400	90,686
Yamaha Motor	12,300	114,854
Yamato Holdings	21,400	217,268
Yamato Kogyo	2,700	65,125
Yamazaki Baking	6,000	80,660

Yaskawa Electric	14,000	50,670
Yokogawa Electric	11,500	52,032
		100,871,752
Luxembourg--.5%
ArcelorMittal	48,484	1,100,045
Millicom International Cellular	4,053	157,573
SES	15,907	292,928
Tenaris	26,559	264,794
		1,815,340
Netherlands--2.6%
Aegon	78,346	415,655
Akzo Nobel	13,243	475,861
ASML Holding	24,199	403,451
Corio	2,628	112,887
European Aeronautic Defence and Space	18,263	320,750
Fugro	3,696	100,554
Heineken	13,742	405,917
Heineken Holding	6,550	175,766
ING Groep	110,336	902,381
Koninklijke Ahold	66,617	803,410
Koninklijke Boskalis Westminster	3,559	72,266
Koninklijke DSM	7,920	190,809
KONINKLIJKE KPN	102,187	1,368,447
Koninklijke Philips Electronics	56,418	1,026,649
Randstad Holding	5,351	106,665
Reed Elsevier	35,183	391,353
SBM Offshore	7,817	94,915
SNS Reaal	9,323	41,075
STMicroelectronics	38,419	199,987
TNT	21,257	371,972
Unilever	92,135	2,039,075
Wolters Kluwer	15,526	280,540
		10,300,385
New Zealand--.1%
Auckland International Airport	65,324	60,010
Contact Energy	18,743	64,844
Fletcher Building	30,970	87,693
Sky City Entertainment Group	33,065	51,411
Telecom Corp of New Zealand	96,461	129,067
		393,025
Norway--.7%
Aker Solutions	10,981	51,955
DNB NOR	37,620	128,460
Frontline	2,883	83,428
Norsk Hydro	39,529	141,842
Orkla	46,477	311,019
Renewable Energy	8,800 a	89,001
SeaDrill	14,686	122,820
StatoilHydro	71,670	1,241,277
Telenor	47,228	309,895
Yara International	11,163	253,178
		2,732,875
Portugal--.3%
Banco Comercial Portugues, Cl. R	120,349 a	123,381
Banco Espirito Santo	13,519	90,087
Brisa	15,479	102,553
Cimpor-Cimentos de Portugal	12,398	57,832
Energias de Portugal	102,636	365,383
Galp Energia, Cl. B	11,793	126,039
Jeronimo Martins	13,866	70,810

Portugal Telecom	34,448	278,113
Zon Multimedia Servicos de Telecomunicacoes	8,174	44,204
		1,258,402
Singapore--1.1%
Ascendas Real Estate Investment Trust	68,700	65,403
CapitaLand	98,000	153,431
CapitaMall Trust	56,000	58,096
City Developments	26,000	95,584
ComfortDelgro	115,700	110,175
Cosco Singapore	30,000	15,456
DBS Group Holdings	94,588	545,644
Fraser and Neave	59,150	111,166
Genting International	150,527 a	42,849
Golden Agri-Resources	186,000	37,581
Jardine Cycle & Carriage	8,422	59,222
Keppel	73,000	191,667
Neptune Orient Lines	22,000	16,083
Noble Group	78,800	53,267
Olam International	54,300	43,554
Oversea-Chinese Banking	140,942	473,748
Parkway Holdings	47,000	35,478
SembCorp Industries	61,254	90,950
SembCorp Marine	56,000	57,416
Singapore Airlines	29,733	216,850
Singapore Exchange	51,000	172,680
Singapore Press Holdings	87,075	160,762
Singapore Technologies Engineering	78,000	116,022
Singapore Telecommunications	444,951	772,758
United Overseas Bank	68,112	527,072
UOL Group	22,111	28,196
Wilmar International	55,000	102,971
		4,354,081
Spain--4.2%
Abertis Infraestructuras	15,084	245,491
Acciona	1,609	182,480
Acerinox	7,125	93,498
ACS Actividades de Construccion y Servicios	10,317	416,467
Banco Bilbao Vizcaya Argentaria	201,316	1,891,030
Banco de Sabadell	51,791	260,170
Banco De Valencia	10,791	107,863
Banco Popular Espanol	44,589	307,416
Banco Santander	462,868	3,748,784
Bankinter	13,958	121,274
Cintra Concesiones de Infraestructuras de Transporte	11,882	59,232
Criteria Caixacorp	51,371	179,720
EDP Renovaveis	12,552	93,616
Enagas	10,284	179,233
Fomento de Construcciones y Contratas	2,616	68,556
Gamesa Corp Tecnologica	10,451	176,518
Gas Natural SDG	6,899	166,653
Gestevision Telecinco	5,695	49,189
Grifols	6,640	117,256
Grupo Ferrovial	3,694	98,558
Iberdrola	197,960	1,542,400
Iberdrola Renovables	47,773 a	194,682
Iberia Lineas Aereas de Espana	23,577	54,687
Inditex	12,222	467,993
Indra Sistemas	5,136	103,663
Mapfre	41,399	117,246
Red Electrica	6,081	250,927

Repsol	40,939	736,581
Sacyr Vallehermoso	3,349	28,755
Telefonica	238,913	4,264,882
Union Fenosa	20,479	462,414
Zardoya Otis	7,155	128,275
		16,915,509
Sweden--1.9%
Alfa Laval	21,295	150,821
Assa Abloy, Cl. B	18,149	184,331
Atlas Copco, Cl. A	37,619	256,231
Atlas Copco, Cl. B	20,562	123,940
Electrolux, Ser. B	13,574	99,001
Getinge, Cl. B	11,824	159,290
Hennes & Mauritz, Cl. B	28,549	1,115,094
Holmen, Cl. B	3,300	68,227
Husqvarna, Cl. B	14,948	63,071
Investor, Cl. B	25,543	299,459
Lundin Petroleum	14,364 a	71,689
Modern Times Group, Cl. B	2,399	41,356
Nordea Bank	116,452	623,312
Sandvik	56,453	292,638
Scania, Cl. B	21,043	171,233
Securitas, Cl. B	16,173	131,604
Skandinaviska Enskilda Banken, Cl. A	26,893	116,064
Skanska, Cl. B	21,886	189,306
SKF, Cl. B	22,474	190,328
Ssab Svenskt Stal, Ser. A	10,163	72,285
Ssab Svenskt Stal, Ser. B	6,071	40,436
Svenska Cellulosa, Cl. B	31,899	251,880
Svenska Handelsbanken, Cl. A	25,808	284,676
Swedbank, Cl. A	19,203	68,292
Swedish Match	14,584	199,109
Tele2, Cl. B	15,789	128,955
Telefonaktiebolaget LM Ericsson, Cl. B	165,489	1,332,666
TeliaSonera	125,632	557,345
Volvo, Cl. A	23,032	95,236
Volvo, Cl. B	60,978	246,995
		7,624,870
Switzerland--8.0%
ABB	124,593 a	1,625,173
Actelion	5,553 a	302,360
Adecco	6,935	233,377
Aryzta	4,659 a	116,405
Baloise Holding	2,922	181,886
BKW FMB Energie	818	70,122
Compagnie Financiere Richemont	29,224	428,024
Credit Suisse Group	60,531	1,556,169
EFG International	2,389	29,021
Geberit	2,264	219,632
Givaudan	371	251,712
Holcim	11,039	446,429
Julius Baer Holding	11,834	352,563
Kuehne & Nagel International	3,194	176,114
Lindt & Spruengli-PC	52	84,897
Lindt & Spruengli	6	115,637
Logitech International	9,174 a	89,076
Lonza Group	2,744	250,830
Nestle	215,955	7,475,723
Nobel Biocare Holding	6,398	98,723
Novartis	134,196	5,558,838

OC Oerlikon	259 a	8,903
Pargesa Holding	1,539	99,113
Roche Holding	39,632	5,579,279
Schindler Holding	2,716	122,497
SGS	264	279,762
Sonova Holding	2,797	134,946
Straumann Holding	508	77,948
Sulzer	1,517	75,804
Swatch Group	3,112	69,442
Swatch Group-BR	1,764	197,418
Swiss Life Holding	1,858 a	101,168
Swiss Reinsurance	18,745	499,673
Swisscom	1,348	424,770
Syngenta	5,407	1,050,468
Synthes	3,328	402,273
UBS	165,882 a	2,092,283
Zurich Financial Services	8,049	1,456,268
		32,334,726
United Kingdom--20.1%
3i Group	20,502	66,948
Admiral Group	10,674	138,344
AMEC	17,524	142,869
Anglo American	74,785	1,364,961
Antofagasta	22,163	134,199
Associated British Foods	20,100	192,124
AstraZeneca	82,003	3,157,736
Aviva	148,498	667,955
BAE Systems	196,720	1,140,819
Balfour Beatty	25,403	136,055
Barclays	455,671	697,010
Berkeley Group Holdings	4,303 a	49,101
BG Group	189,198	2,592,631
BHP Billiton	124,836	2,125,504
BP	1,057,564	7,539,544
British Airways	29,271	50,682
British American Tobacco	107,239	2,937,504
British Land	29,225	190,654
British Sky Broadcasting Group	63,848	457,484
BT Group	432,427	653,974
Bunzl	19,496	159,368
Burberry Group	24,115	87,959
Cable & Wireless	141,041	319,037
Cadbury	75,924	611,328
Cairn Energy	7,691 a	201,802
Capita Group	34,554	347,717
Carnival	9,451	172,907
Carphone Warehouse Group	16,486	24,124
Centrica	284,973	1,059,975
Cobham	66,220	204,303
Compass Group	103,331	511,344
Daily Mail & General Trust, Cl. A	15,807	60,049
Diageo	142,461	1,938,832
Drax Group	20,261	162,554
Eurasian Natural Resources	20,234	92,618
Experian	57,458	358,062
Firstgroup	25,087	98,647
Friends Provident	138,965	165,284
G4S	72,531	200,560
GKN	47,653	57,881
GlaxoSmithKline	295,183	5,189,736

Hammerson	15,436	90,295
Hays	87,974	95,441
Home Retail Group	51,413	152,505
HSBC Holdings	679,796	5,324,152
ICAP	26,883	91,466
IMI	17,985	69,684
Imperial Tobacco Group	57,587	1,571,619
Intercontinental Hotels Group	13,743	104,019
International Power	85,789	336,104
Invensys	48,887 a	109,244
Investec	24,986	89,875
ITV	138,441	54,887
J Sainsbury	59,000	283,249
Johnson Matthey	12,807	179,837
Kazakhmys	9,113	29,397
Kingfisher	134,560	269,846
Ladbrokes	32,620	85,003
Land Securities Group	26,095	259,396
Legal & General Group	332,214	295,033
Liberty International	15,297	82,205
Lloyds Banking Group	553,128	723,278
Logica	80,718	76,514
London Stock Exchange Group	7,101	49,268
Lonmin	6,315	78,889
Man Group	95,487	283,929
Marks & Spencer Group	88,551	294,902
Meggitt	41,309	82,335
National Express Group	6,751	31,753
National Grid	136,678	1,276,867
Next	11,510	195,310
Old Mutual	290,964	219,808
Pearson	45,315	434,773
Prudential	139,255	669,543
Reckitt Benckiser Group	33,670	1,298,491
Reed Elsevier	61,751	462,044
Rexam	37,188	167,274
Rio Tinto	55,676	1,208,830
Rolls-Royce Group	102,436 a	490,301
Royal Bank of Scotland Group	993,572	315,133
Royal Dutch Shell, Cl. A	200,144	4,991,842
Royal Dutch Shell, Cl. B	153,358	3,665,752
RSA Insurance Group	185,567	352,337
SABMiller	50,526	824,581
Sage Group	76,152	198,825
Schroders	7,566	83,009
Scottish & Southern Energy	48,864	841,839
Segro	26,972	62,119
Serco Group	28,433	180,056
Severn Trent	13,472	211,899
Shire	31,367	457,190
Smith & Nephew	49,601	356,474
Smiths Group	21,988	271,510
Stagecoach Group	33,900	59,503
Standard Chartered	105,454	1,331,801
Standard Life	121,932	386,295
Tate & Lyle	27,417	131,427
Tesco	444,442	2,295,159
Thomas Cook Group	25,994	71,503
Thomso Reuters	10,317	207,789
Tomkins	54,446	92,427

Tui Travel	29,455	95,122
Tullow Oil	40,715	406,193
Unilever	72,697	1,603,541
United Business Media	12,687	88,481
United Utilities Group	38,237	298,231
Vedanta Resources	8,999	71,745
Vodafone Group	2,977,145	5,566,883
Whitbread	9,297	109,975
WM Morrison Supermarkets	134,472	524,895
Wolseley	38,380	95,559
WPP	62,529	352,026
Xstrata	35,536	291,766
		80,970,438
Total Common Stocks
(cost $540,117,582)		389,971,499

Preferred Stocks--.3%
Germany--.3%
Bayerische Motoren Werke	3,352	55,628
Fresenius	4,604	256,001
Henkel & Co.	10,122	261,890
Porsche Automobil Holding	4,913	289,615
RWE	2,072	137,091
Volkswagen	6,005	298,195
		1,298,420
Italy--.0%
Unipol Gruppo Finanziario	61,606	64,737
Total Preferred Stocks
(cost $1,829,599)		1,363,157

	Principal
Short-Term Investments--.5%	Amount ($)	Value ($)
U.S. Treasury Bills:
0.15%, 3/19/09	40,000 c	39,992
0.17%, 6/18/09	2,020,000 c	2,018,039
Total Short-Term Investments
(cost $2,058,659)		2,058,031

Other Investment--1.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $5,750,000)	5,750,000 [d]	5,750,000

Total Investments (cost $549,755,840)	99.2%	399,142,687
Cash and Receivables (Net)	.8%	2,993,895
Net Assets	100.0%	402,136,582

a	Non-income producing security.
b	Purchased on a delayed delivery basis.
c	All or partially held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $549,755,840.

Net unrealized depreciation on investments was $150,613,153 of which $8,879,102 related to appreciated investment securities and $159,492,255 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES

January 31, 2009 (Unaudited)
				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2009 ($)
Financial Futures Long
DJ Euro Stoxx 50	151	4,313,235	March 2009	(404,351)
FTSE 100	49	2,899,182	March 2009	(125,279)
TOPIX	31	2,726,868	March 2009	(223,462)
				(753,092)

At January 31, 2009, the fund held the following forward foreign currency exchange contracts:

				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost	Value ($)	at 1/31/2009 ($)
Purchases:
British Pound, expiring 3/18/2009	91,960	135,790	133,186	(2,604)
British Pound, expiring 3/18/2009	52,597	81,825	76,176	(5,649)
British Pound, expiring 3/18/2009	85,700	130,791	124,119	(6,672)
British Pound, expiring 3/18/2009	43,100	64,526	62,422	(2,104)
British Pound, expiring 3/18/2009	85,100	125,768	123,251	(2,517)
British Pound, expiring 3/18/2009	42,500	62,981	61,553	(1,428)
British Pound, expiring 3/18/2009	533,497	782,061	772,670	(9,391)
British Pound, expiring 3/18/2009	11,090	16,125	16,062	(63)
British Pound, expiring 3/18/2009	85,500	123,436	123,830	394
British Pound, expiring 3/18/2009	263,400	381,693	381,485	(208)
British Pound, expiring 3/18/2009	87,692	128,718	127,005	(1,713)
British Pound, expiring 3/18/2009	244,400	340,788	353,968	13,180
British Pound, expiring 3/18/2009	80,600	111,405	116,734	5,329
British Pound, expiring 3/18/2009	40,100	54,956	58,077	3,121
British Pound, expiring 3/18/2009	41,700	58,733	60,395	1,662
Euro, expiring 3/18/2009	713,397	926,739	912,838	(13,901)
Euro, expiring 3/18/2009	137,300	192,231	175,684	(16,547)
Euro, expiring 3/18/2009	73,500	102,551	94,048	(8,503)
Euro, expiring 3/18/2009	49,000	68,211	62,699	(5,512)
Euro, expiring 3/18/2009	831,698	1,167,995	1,064,212	(103,783)
Euro, expiring 3/18/2009	95,600	134,949	122,326	(12,623)
Euro, expiring 3/18/2009	392,000	544,919	501,589	(43,330)
Euro, expiring 3/18/2009	248,214	336,442	317,606	(18,836)
Euro, expiring 3/18/2009	76,100	104,318	97,375	(6,943)
Euro, expiring 3/18/2009	405,700	523,134	519,120	(4,014)
Euro, expiring 3/18/2009	88,000	113,520	112,602	(918)
Euro, expiring 3/18/2009	43,300	55,517	55,405	(112)
Japanese Yen, expiring 3/18/2009	11,259,650	121,891	125,449	3,558
Japanese Yen, expiring 3/18/2009	16,262,641	182,721	181,190	(1,531)
Japanese Yen, expiring 3/18/2009	8,475,000	95,606	94,424	(1,182)
Japanese Yen, expiring 3/18/2009	8,375,000	94,133	93,310	(823)
Japanese Yen, expiring 3/18/2009	68,796,863	760,985	766,498	5,513
Japanese Yen, expiring 3/18/2009	34,220,000	379,463	381,261	1,798
Japanese Yen, expiring 3/18/2009	25,860,000	283,615	288,118	4,503
Japanese Yen, expiring 3/18/2009	2,053,902	22,033	22,884	851
Japanese Yen, expiring 3/18/2009	16,400,000	182,148	182,720	572
Japanese Yen, expiring 3/18/2009	7,605,000	86,005	84,731	(1,274)
				(231,697)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	260,513,978	(753,092)
Level 2 - Other Significant Observable Inputs	138,628,709	(231,697)
Level 3 - Significant Unobservable Inputs	0	0
Total	399,142,687	(984,789)

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus S&P 500 Index Fund
January 31, 2009 (Unaudited)

Common Stocks--97.3%	Shares	Value ($)
Consumer Discretionary--8.0%
Abercrombie & Fitch, Cl. A	21,168 a	377,848
Amazon.com	77,663 a,b	4,568,137
Apollo Group, Cl. A	25,395 a,b	2,068,676
AutoNation	26,802 a,b	248,722
AutoZone	9,239 b	1,227,771
Bed Bath & Beyond	62,357 a,b	1,448,553
Best Buy	82,058	2,299,265
Big Lots	20,087 a,b	270,170
Black & Decker	14,270 a	412,546
Carnival	104,868 a	1,907,549
CBS, Cl. B	162,937	932,000
Centex	30,129 a	256,398
Coach	78,943 b	1,152,568
Comcast, Cl. A	695,386	10,187,405
D.R. Horton	67,450 a	402,002
Darden Restaurants	33,452	877,111
DIRECTV Group	131,879 a,b	2,888,150
Eastman Kodak	64,824 a	293,653
Expedia	51,402 b	459,020
Family Dollar Stores	33,266 a	923,797
Ford Motor	576,839 a,b	1,078,689
Fortune Brands	35,903	1,148,896
GameStop, Cl. A	39,677 b	983,196
Gannett	56,630 a	326,755
Gap	113,824	1,283,935
General Motors	147,407 a	443,695
Genuine Parts	39,155	1,253,743
Goodyear Tire & Rubber	59,181 a,b	365,147
H & R Block	80,149	1,661,489
Harley-Davidson	57,065 a	695,052
Harman International Industries	14,877	239,371
Hasbro	29,932 a	722,259
Home Depot	408,370	8,792,206
International Game Technology	73,881	783,139
Interpublic Group of Cos.	116,083 a,b	386,556
J.C. Penney	53,156 a	890,363
Johnson Controls	142,556	1,783,376
Jones Apparel Group	21,182	73,290
KB Home	19,013 a	202,869
Kohl's	73,075 b	2,682,583
Leggett & Platt	38,630 a	482,489
Lennar, Cl. A	34,261 a	263,467
Limited Brands	68,114	539,463
Lowe's Cos.	352,307	6,436,649
Macy's	100,609	900,451
Marriott International, Cl. A	71,600 a	1,167,796
Mattel	86,234	1,223,660
McDonald's	269,132	15,615,039
McGraw-Hill Cos.	77,073	1,694,835
Meredith	9,262 a	147,914
New York Times, Cl. A	28,966 a	143,961
Newell Rubbermaid	68,205	551,096
News, Cl. A	551,722	3,525,504

NIKE, Cl. B	94,273	4,265,853
Nordstrom	38,007 a	482,309
Office Depot	67,252 b	145,264
Omnicom Group	75,050	1,943,045
Polo Ralph Lauren	13,678 a	561,208
Pulte Homes	52,685 a	534,753
RadioShack	32,300	370,158
Scripps Networks Interactive, Cl. A	22,057	473,564
Sears Holdings	13,585 a,b	555,898
Sherwin-Williams	23,990 a	1,145,523
Snap-On	14,181	427,983
Stanley Works	19,313	603,724
Staples	170,658	2,720,289
Starbucks	175,133 b	1,653,256
Starwood Hotels & Resorts
Worldwide	44,558	673,717
Target	181,409 a	5,659,961
Tiffany & Co.	29,894 a	620,301
Time Warner	866,270	8,082,299
TJX Cos.	100,632	1,954,273
VF	20,838	1,167,345
Viacom, Cl. B	149,049 b	2,198,473
Walt Disney	446,971	9,243,360
Washington Post, Cl. B	1,437	561,235
Whirlpool	17,999 a	601,707
Wyndham Worldwide	43,577 a	267,127
Wynn Resorts	14,876 a,b	447,470
Yum! Brands	112,487	3,219,378
		142,269,747
Consumer Staples--12.5%
Altria Group	495,244	8,191,335
Archer-Daniels-Midland	154,562	4,231,907
Avon Products	102,209	2,090,174
Brown-Forman, Cl. B	23,436	1,064,229
Campbell Soup	49,681	1,508,812
Clorox	33,086	1,659,263
Coca-Cola	480,446	20,524,653
Coca-Cola Enterprises	75,713 a	850,257
Colgate-Palmolive	121,590	7,908,214
ConAgra Foods	109,854	1,878,503
Constellation Brands, Cl. A	47,761 b	693,490
Costco Wholesale	104,486	4,705,005
CVS Caremark	346,809	9,322,226
Dean Foods	37,319 a,b	721,749
Dr. Pepper Snapple Group	61,949 b	1,019,061
Estee Lauder, Cl. A	28,062 a	736,628
General Mills	80,781	4,778,196
H.J. Heinz	74,982	2,736,843
Hershey	40,106 a	1,495,152
J.M. Smucker	28,381	1,281,402
Kellogg	60,104	2,625,944
Kimberly-Clark	99,784	5,135,882
Kraft Foods, Cl. A	354,753	9,950,822
Kroger	157,274	3,538,665
Lorillard	40,584	2,413,125
McCormick & Co.	31,508	1,009,516
Molson Coors Brewing, Cl. B	36,475	1,468,848
Pepsi Bottling Group	33,779	651,597
PepsiCo	375,035	18,838,008

Philip Morris International	488,506	18,147,998
Procter & Gamble	720,964	39,292,538
Reynolds American	41,207	1,573,283
Safeway	103,519	2,218,412
Sara Lee	171,310	1,718,239
SUPERVALU	52,104	913,904
SYSCO	144,573	3,222,532
Tyson Foods, Cl. A	71,441	632,253
Wal-Mart Stores	539,509	25,421,664
Walgreen	237,905 a	6,520,976
Whole Foods Market	34,365 a	352,241
		223,043,546
Energy--13.7%
Anadarko Petroleum	110,845	4,072,445
Apache	80,388	6,029,100
Baker Hughes	73,982	2,465,080
BJ Services	72,178	793,958
Cabot Oil & Gas	25,678	705,888
Cameron International	52,077 a,b	1,206,103
Chesapeake Energy	130,602 a	2,064,818
Chevron	490,621	34,598,593
ConocoPhillips	359,991	17,110,372
Consol Energy	43,840	1,195,078
Devon Energy	106,209	6,542,474
El Paso	167,868 a	1,373,160
ENSCO International	34,299	938,421
EOG Resources	59,759	4,049,867
Exxon Mobil	1,231,588	94,191,850
Halliburton	215,816	3,722,826
Hess	67,994	3,781,146
Marathon Oil	169,534	4,616,411
Massey Energy	19,878	301,748
Murphy Oil	45,663	2,017,391
Nabors Industries	66,961 b	733,223
National Oilwell Varco	100,206 b	2,649,447
Noble	64,502	1,751,229
Noble Energy	41,352	2,023,353
Occidental Petroleum	195,563	10,667,962
Peabody Energy	64,384 a	1,609,600
Pioneer Natural Resources	28,595 a	418,631
Range Resources	37,024	1,326,940
Rowan	27,369 a	346,492
Schlumberger	288,574	11,776,705
Smith International	51,789	1,175,610
Southwestern Energy	82,272 b	2,603,909
Spectra Energy	147,527	2,140,617
Sunoco	28,954 a	1,341,149
Tesoro	33,874 a	583,649
Valero Energy	125,536	3,027,928
Weatherford International	163,312 b	1,801,331
Williams	138,178	1,955,219
XTO Energy	139,285	5,166,081
		244,875,804
Financial--10.4%
Aflac	112,556	2,612,424
Allstate	130,110	2,819,483
American Capital	50,111 a	143,317
American Express	278,725	4,663,069
American International Group	644,778 a	825,315
Ameriprise Financial	53,007	1,068,091

AON	65,145	2,413,622
Apartment Investment & Management,
Cl. A	27,725 a	246,475
Assurant	28,350	748,440
AvalonBay Communities	18,434 a	955,065
Bank of America	1,543,919	10,158,987
Bank of New York Mellon	277,105	7,132,683
BB & T	133,410 a	2,640,184
Boston Properties	28,723	1,243,706
Capital One Financial	94,574 a	1,498,052
CB Richard Ellis Group, Cl. A	53,844 a,b	193,838
Charles Schwab	224,073	3,045,152
Chubb	86,580	3,686,576
Cincinnati Financial	39,166	858,910
CIT Group	69,512 a	193,938
Citigroup	1,315,911	4,671,484
CME Group	16,125 a	2,804,299
Comerica	37,026	616,853
Developers Diversified Realty	29,441 a	141,317
Discover Financial Services	114,517	818,797
E*TRADE FINANCIAL	133,472 a,b	152,158
Equity Residential	64,969	1,554,708
Federated Investors, Cl. B	21,265	415,093
Fifth Third Bancorp	138,249 a	330,415
First Horizon National	48,125 a	458,150
Franklin Resources	36,528	1,768,686
Genworth Financial, Cl. A	106,549	247,194
Goldman Sachs Group	106,777	8,620,107
Hartford Financial Services Group	73,186	963,128
HCP	61,068	1,425,327
Health Care REIT	24,962	943,813
Host Hotels & Resorts	124,177 a	668,072
Hudson City Bancorp	124,568	1,444,989
Huntington Bancshares	90,178 a	259,713
IntercontinentalExchange	17,445 b	993,144
Invesco	92,644	1,092,272
Janus Capital Group	39,704	208,446
JPMorgan Chase & Co.	901,260	22,991,143
KeyCorp	119,114	867,150
Kimco Realty	55,049	791,605
Legg Mason	34,860 a	559,852
Leucadia National	42,353 a,b	674,260
Lincoln National	62,353	943,401
Loews	86,884	2,119,970
M & T Bank	18,460 a	718,279
Marsh & McLennan Cos.	123,138	2,380,258
Marshall & Ilsley	62,013 a	354,094
MBIA	46,630 a,b	179,992
MetLife	191,630 a	5,505,530
Moody's	47,187 a	1,010,746
Morgan Stanley	256,438 a	5,187,741
Nasdaq OMX Group	32,701 a,b	713,536
Northern Trust	53,856	3,097,797
NYSE Euronext	63,732	1,402,104
People's United Financial	83,430	1,364,915
Plum Creek Timber	40,984 a	1,261,078
PNC Financial Services Group	102,877	3,345,560
Principal Financial Group	62,064	1,029,642
Progressive	164,062 b	1,993,353
ProLogis	63,719	637,827

Prudential Financial	102,592	2,641,744
Public Storage	30,031	1,858,018
Regions Financial	166,452 a	575,924
Simon Property Group	54,050 a	2,323,069
SLM	114,918 b	1,315,811
State Street	103,693	2,412,936
SunTrust Banks	84,939	1,041,352
T. Rowe Price Group	62,093 a	1,712,525
Torchmark	21,166	634,980
Travelers Cos.	141,955	5,485,141
U.S. Bancorp	423,681	6,287,426
Unum Group	79,955	1,132,163
Vornado Realty Trust	33,270	1,690,449
Wells Fargo & Co.	1,018,245	19,244,831
XL Capital, Cl. A	74,610 a	216,369
Zions Bancorporation	27,369 a	408,345
		185,856,408
Health Care--15.5%
Abbott Laboratories	374,664	20,771,372
Aetna	111,343	3,451,633
Allergan	73,800	2,813,256
AmerisourceBergen	38,318	1,391,709
Amgen	255,845 b	14,033,098
Baxter International	149,754	8,783,072
Becton, Dickinson & Co.	58,502	4,251,340
Biogen Idec	69,670 b	3,389,446
Boston Scientific	360,281 b	3,195,692
Bristol-Myers Squibb	478,021	10,234,430
C.R. Bard	24,099	2,062,151
Cardinal Health	86,241	3,246,974
Celgene	110,639 b	5,858,335
Cephalon	16,353 a,b	1,262,125
CIGNA	66,675	1,157,478
Coventry Health Care	35,889 b	543,001
Covidien	121,599	4,662,105
DaVita	24,942 b	1,172,274
Dentsply International	35,751 a	962,059
Eli Lilly & Co.	241,597	8,895,602
Express Scripts	59,218 b	3,183,560
Forest Laboratories	72,995 b	1,827,795
Genzyme	65,323 b	4,502,061
Gilead Sciences	222,134 b	11,277,743
Hospira	39,062 b	972,644
Humana	41,071 b	1,557,823
IMS Health	45,207	656,406
Intuitive Surgical	9,301 a,b	960,142
Johnson & Johnson	669,981	38,651,204
King Pharmaceuticals	60,626 a,b	529,871
Laboratory Corp. of America
Holdings	26,619 a,b	1,575,845
Life Technologies	41,668 a,b	1,060,867
McKesson	66,200	2,926,040
Medco Health Solutions	120,258 b	5,403,192
Medtronic	270,020	9,042,970
Merck & Co.	510,516	14,575,232
Millipore	13,590 b	749,624
Mylan	74,939 a,b	849,059
Patterson Cos.	22,654 b	416,607
PerkinElmer	28,944	365,273
Pfizer	1,628,231	23,739,608

Quest Diagnostics	37,848	1,867,799
Schering-Plough	390,664	6,860,060
St. Jude Medical	82,029 b	2,983,395
Stryker	59,380	2,508,211
Tenet Healthcare	103,174 a,b	110,396
Thermo Fisher Scientific	100,657 a,b	3,616,606
UnitedHealth Group	292,642	8,290,548
Varian Medical Systems	29,867 b	1,108,962
Waters	23,645 a,b	855,240
Watson Pharmaceuticals	25,502 b	695,695
WellPoint	122,846 b	5,091,967
Wyeth	320,668	13,779,104
Zimmer Holdings	54,047 b	1,967,311
		276,696,012
Industrial--10.3%
3M	167,329	9,000,627
Avery Dennison	26,194 a	634,680
Boeing	176,959	7,487,135
Burlington Northern Santa Fe	67,861	4,495,791
C.H. Robinson Worldwide	41,224	1,895,480
Caterpillar	146,314 a	4,513,787
Cintas	32,196	732,459
Cooper Industries, Cl. A	42,127	1,133,638
CSX	95,253	2,758,527
Cummins	48,533	1,163,821
Danaher	61,259 a	3,426,216
Deere & Co.	102,525	3,561,719
Dover	45,510	1,287,023
Dun & Bradstreet	12,968	985,568
Eaton	39,811	1,752,480
Emerson Electric	185,224	6,056,825
Equifax	30,566	755,592
Expeditors International Washington	50,986	1,417,921
Fastenal	30,875 a	1,055,308
FedEx	74,775	3,809,039
Flowserve	14,159	754,816
Fluor	43,829 a	1,704,948
General Dynamics	94,137	5,340,392
General Electric	2 ,536,250	30,764,713
Goodrich	29,724	1,149,130
Honeywell International	175,378	5,754,152
Illinois Tool Works	96,015	3,135,850
Ingersoll-Rand, Cl. A	76,312	1,237,017
Iron Mountain	43,371 a,b	887,371
ITT	43,556	1,972,216
Jacobs Engineering Group	29,933 b	1,157,509
L-3 Communications Holdings	28,831	2,278,226
Lockheed Martin	80,039	6,566,400
Manitowoc	33,103	182,067
Masco	87,110	681,200
Monster Worldwide	30,927 a,b	284,838
Norfolk Southern	90,139	3,457,732
Northrop Grumman	78,947	3,798,930
Paccar	87,173 a	2,300,495
Pall	28,874	752,745
Parker Hannifin	38,914	1,486,904
Pitney Bowes	50,306	1,119,812
Precision Castparts	33,402	2,169,460
R.R. Donnelley & Sons	50,710	494,930

Raytheon	100,158	5,069,998
Republic Services	77,185	1,996,004
Robert Half International	37,094	628,743
Rockwell Automation	35,176	915,983
Rockwell Collins	38,624	1,455,352
Ryder System	13,567 a	458,293
Southwest Airlines	178,159	1,252,458
Stericycle	20,544 a,b	1,005,012
Textron	59,438	536,725
Tyco International	113,981	2,395,880
Union Pacific	122,394	5,359,633
United Parcel Service, Cl. B	240,309	10,210,729
United Technologies	229,547	11,015,961
W.W. Grainger	15,746 a	1,148,671
Waste Management	117,750 a	3,672,623
		184,477,554
Information Technology--15.8%
Adobe Systems	127,368 b	2,459,476
Advanced Micro Devices	149,185 a,b	326,715
Affiliated Computer Services, Cl. A	23,629 b	1,083,626
Agilent Technologies	85,713 b	1,549,691
Akamai Technologies	41,155 b	554,769
Altera	72,768	1,119,171
Amphenol, Cl. A	42,286	1,105,779
Analog Devices	70,370	1,405,993
Apple	214,653 b	19,346,675
Applied Materials	322,226	3,019,257
Autodesk	53,820 b	891,259
Automatic Data Processing	122,232	4,440,688
BMC Software	45,375 b	1,149,348
Broadcom, Cl. A	106,982 b	1,695,665
CA	96,127 a	1,729,325
Ciena	22,255 a,b	138,871
Cisco Systems	1,413,840 b	21,165,185
Citrix Systems	43,451 b	914,209
Cognizant Technology Solutions, Cl. A	70,988 b	1,329,605
Computer Sciences	36,163 b	1,332,245
Compuware	60,745 b	394,843
Convergys	28,664 b	215,840
Corning	379,107	3,832,772
Dell	418,860 b	3,979,170
eBay	259,010 b	3,113,300
Electronic Arts	77,429 b	1,195,504
EMC	492,784 b	5,440,335
Fidelity National Information Services	47,188	750,761
Fiserv	39,259 b	1,246,473
FLIR Systems	33,420 a,b	834,497
Google, Cl. A	57,763 b	19,554,508
Harris	32,071	1,388,354
Hewlett-Packard	591,390	20,550,803
Intel	1,343,067	17,325,564
International Business Machines	324,408	29,731,993
Intuit	76,919 b	1,742,215
Jabil Circuit	51,199	297,978
JDS Uniphase	50,382 a,b	182,887
Juniper Networks	127,484 b	1,805,173
KLA-Tencor	41,840	838,474

Lexmark International, Cl. A	18,931 a,b	448,286
Linear Technology	52,986 a	1,240,932
LSI	154,642 b	491,762
MasterCard, Cl. A	17,355 a	2,356,462
McAfee	36,834 b	1,123,069
MEMC Electronic Materials	54,657 b	743,335
Microchip Technology	44,485 a	843,880
Micron Technology	187,298 a,b	696,749
Microsoft	1,854,268	31,707,983
Molex	34,656 a	463,351
Motorola	543,730	2,408,724
National Semiconductor	48,493	491,719
NetApp	78,180 b	1,159,409
Novell	86,784 b	321,101
Novellus Systems	25,122 a,b	346,432
NVIDIA	129,685 b	1,030,996
Oracle	945,939 b	15,920,153
Paychex	77,884	1,891,802
QLogic	33,100 a,b	374,692
QUALCOMM	399,750	13,811,363
Salesforce.com	24,820 b	660,460
SanDisk	53,656 a,b	613,288
Sun Microsystems	179,834 b	748,109
Symantec	201,392 b	3,087,339
Tellabs	101,984 b	421,194
Teradata	44,219 b	580,595
Teradyne	42,956 b	206,618
Texas Instruments	315,047	4,709,953
Total System Services	48,946	619,656
Tyco Electronics	110,503	1,564,722
VeriSign	46,122 a,b	890,616
Western Union	175,029	2,390,896
Xerox	211,669	1,405,482
Xilinx	67,287 a	1,133,786
Yahoo!	332,920 b	3,905,152
		281,989,062
Materials--3.0%
Air Products & Chemicals	50,836	2,557,050
AK Steel Holding	27,672 a	223,313
Alcoa	195,258	1,521,060
Allegheny Technologies	23,252 a	513,636
Ball	23,007	882,088
Bemis	24,520	553,416
CF Industries Holdings	13,932	654,804
Dow Chemical	222,301	2,576,469
E.I. du Pont de Nemours & Co.	216,880	4,979,565
Eastman Chemical	17,517 a	454,566
Ecolab	40,484	1,374,837
Freeport-McMoRan Copper & Gold	92,199	2,317,883
International Flavors & Fragrances	18,843	539,287
International Paper	102,531	935,083
MeadWestvaco	40,694	473,678
Monsanto	132,248	10,058,783
Newmont Mining	116,900	4,650,282
Nucor	75,810	3,092,290
Owens-Illinois	40,198 b	763,762
Pactiv	32,101 b	694,024
PPG Industries	39,334	1,478,172
Praxair	74,469	4,636,440
Rohm & Haas	30,030	1,657,356

Sealed Air	37,613	509,656
Sigma-Aldrich	30,487 a	1,099,971
Titanium Metals	19,645 a	138,497
United States Steel	28,124 a	844,564
Vulcan Materials	26,681 a	1,319,642
Weyerhaeuser	50,683	1,385,673
		52,885,847
Telecommunication Services--3.6%
American Tower, Cl. A	94,538 b	2,868,283
AT & T	1,422,995	35,034,137
CenturyTel	24,623 a	668,268
Embarq	34,648 a	1,237,627
Frontier Communications	75,973 a	616,141
Qwest Communications International	358,160 a	1,153,275
Sprint Nextel	685,199 b	1,665,034
Verizon Communications	685,056	20,462,623
Windstream	106,079	920,766
		64,626,154
Utilities--4.5%
AES	164,835 b	1,303,845
Allegheny Energy	41,156	1,368,025
Ameren	50,335	1,673,638
American Electric Power	96,546	3,026,717
CenterPoint Energy	81,557	1,091,233
CMS Energy	55,441 a	651,432
Consolidated Edison	65,536 a	2,670,592
Constellation Energy Group	43,820	1,152,466
Dominion Resources	139,348	4,902,263
DTE Energy	39,010	1,345,845
Duke Energy	303,888	4,603,903
Dynergy, Cl. A	122,118 a,b	257,669
Edison International	78,168	2,545,932
Entergy	45,997	3,512,331
Equitable Resources	31,477	1,077,458
Exelon	158,870	8,613,931
FirstEnergy	73,205	3,659,518
FPL Group	98,109	5,057,519
Integrys Energy	18,783	784,190
Nicor	11,128	380,689
NiSource	67,554	653,923
Pepco Holdings	52,207	929,807
PG & E	87,167 a	3,370,748
Pinnacle West Capital	24,716	827,245
PPL	89,859	2,755,077
Progress Energy	62,848	2,433,475
Public Service Enterprise Group	122,070	3,853,750
Questar	42,539	1,445,475
SCANA	28,286	969,927
Sempra Energy	59,097	2,590,812
Southern	187,039	6,256,455
TECO Energy	51,989 a	624,388
Wisconsin Energy	28,122	1,253,679
Xcel Energy	108,162	1,996,671
		79,640,628
Total Common Stocks
(cost $1,740,075,296)		1,736,360,762

	Principal
Short-Term Investments--.5%	Amount ($)	Value ($)
U.S. Treasury Bills:

0.15%, 3/19/09	270,000 [c]	269,943
0.18%, 6/18/09	7,950,000 [c]	7,942,280
Total Short-Term Investments
(cost $8,214,617)		8,212,223

Other Investment--2.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $39,733,000)	39,733,000 [d]	39,733,000

Investment of Cash Collateral for
Securities Loaned--6.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $116,051,334)	116,051,334 [d]	116,051,334

Total Investments (cost $1,904,074,247)	106.5%	1,900,357,319
Liabilities, Less Cash and Receivables	(6.5%)	(116,377,667)
Net Assets	100.0%	1,783,979,652

a	All or a portion of these securities are on loan. At January 31, 2009, the total market value of the fund's securities on loan is $108,210,265 and the total market value of the collateral held by the fund is $116,051,334.
b	Non-income producing security.
c	All or partially held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,904,074,247.

Net unrealized depreciation on investments was $3,716,928 of which $520,206,555 related to appreciated investment securities and $523,923,483 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES January 31, 2009 (Unaudited)

Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2009 ($)
Financial Futures Long
Standard & Poor's 500 E-mini	1,126	46,306,750	March 2009	(3,353,902)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	1,892,145,096	(3,353,902)
Level 2 - Other Significant Observable Inputs	8,212,223	0
Level 3 - Significant Unobservable Inputs	0	0
Total	1,900,357,319	(3,353,902)

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Smallcap Stock Index Fund
January 31, 2009 (Unaudited)

Common Stocks--98.9%	Shares	Value ($)
Consumer Discretionary--12.8%
4Kids Entertainment	24,426 a	40,791
Aaron Rents	108,967 b	2,382,019
AH Belo, Cl. A	52,943 b	105,886
Arbitron	55,977 b	840,775
Arctic Cat	4,500 b	19,305
Audiovox, Cl. A	18,716 a	84,409
Big 5 Sporting Goods	45,728 b	240,529
Blue Nile	35,318 a,b	714,130
Brown Shoe	82,500 b	386,925
Brunswick	153,390 b	426,424
Buckle	55,301 b	1,169,616
Buffalo Wild Wings	30,512 a,b	685,300
Cabela's	78,732 a,b	441,687
California Pizza Kitchen	55,136 a	571,209
Capella Education	26,957 a,b	1,491,531
Carter's	113,432 a	1,927,210
Cato, Cl. A	66,221	876,104
CEC Entertainment	52,846 a	1,233,426
Champion Enterprises	118,468 a,b	54,495
Charlotte Russe Holding	51,057 a	262,944
Children's Place Retail Stores	43,900 a,b	825,759
Christopher & Banks	69,561	269,897
CKE Restaurants	100,388	833,220
Coinstar	50,082 a,b	1,150,884
Cracker Barrel Old Country Store	50,665	890,184
Crocs	138,819 a,b	166,583
Deckers Outdoor	24,374 a	1,273,298
DineEquity	34,973 b	309,161
Dress Barn	93,997 a,b	810,254
Drew Industries	40,739 a,b	351,170
E.W. Scripps, Cl. A	111,879	180,125
Ethan Allen Interiors	53,011 b	603,795
Finish Line, Cl. A	94,247 b	447,673
Fossil	90,945 a	1,049,505
Fred's, Cl. A	88,769	910,770
Genesco	44,264 a,b	681,666
Group 1 Automotive	36,100 b	359,917
Gymboree	57,765 a,b	1,415,242
Haverty Furniture	21,751 b	174,443
Hibbett Sports	59,769 a,b	813,456
Hillenbrand	124,239	2,297,179
Hot Topic	102,991 a,b	879,543
HSN	75,391 a	358,107
Iconix Brand Group	111,082 a,b	918,648
Interval Leisure Group	69,605 a	348,721
Jack in the Box	106,141 a,b	2,397,725
JAKKS Pacific	50,378 a,b	923,933
Jo-Ann Stores	43,793 a,b	559,237
JoS. A. Bank Clothiers	39,281 a,b	1,078,656
K-Swiss, Cl. A	68,859 b	738,168
La-Z-Boy	74,827	72,582

Landry's Restaurants	20,340 b	131,396
Lithia Motors, Cl. A	26,050 b	79,713
Live Nation	150,650 a,b	787,900
Liz Claiborne	179,872	395,718
M/I Homes	33,713 b	298,023
Maidenform Brands	42,725 a	382,389
Marcus	36,424	376,260
MarineMax	8,383 a,b	14,754
Men's Wearhouse	93,019 b	1,083,671
Meritage Homes	55,162 a	607,885
Midas	33,648 a,b	294,420
Monarch Casino & Resort	15,509 a,b	158,812
Movado Group	38,096	292,577
Multimedia Games	70,516 a,b	120,582
National Presto Industries	8,264	554,845
Nautilus	17,500 a	24,325
NutriSystem	69,304 b	893,329
O'Charleys	25,519 b	63,798
OfficeMax	149,338	822,852
Oxford Industries	16,565 b	110,323
P.F. Chang's China Bistro	51,089 a,b	905,808
Panera Bread, Cl. A	64,267 a,b	3,019,264
Papa John's International	41,893 a	796,386
Peet's Coffee & Tea	22,705 a,b	461,366
PEP Boys-Manny Moe & Jack	56,200 b	162,418
Perry Ellis International	32,999 a,b	126,716
PetMed Express	58,534 a,b	845,231
Pinnacle Entertainment	104,360 a,b	707,561
Polaris Industries	71,703 b	1,525,123
Pool	105,942 b	1,679,181
Pre-Paid Legal Services	19,150 a,b	643,823
Quiksilver	205,173 a	430,863
RC2	36,337 a,b	211,118
Red Robin Gourmet Burgers	32,350 a,b	394,023
Ruby Tuesday	81,819 a,b	101,456
Russ Berrie & Co.	16,331 a	27,926
Ruth's Hospitality Group	18,000 a	20,340
Shuffle Master	112,586 a	381,667
Skechers USA, Cl. A	59,951 a	597,112
Skyline	8,307 b	166,805
Sonic	110,532 a,b	1,076,582
Sonic Automotive, Cl. A	41,207 b	83,650
Spartan Motors	61,775 b	268,104
Stage Stores	76,982 b	550,421
Stamps.com	34,690 a,b	283,764
Standard Motor Products	12,500	29,375
Standard-Pacific	195,719 a	275,964
Steak n Shake	45,106 a,b	258,006
Stein Mart	1,746 a,b	2,043
Sturm Ruger & Co.	23,469 a	155,130
Superior Industries International	47,203 b	484,775
Texas Roadhouse, Cl. A	104,928 a,b	800,601
Ticketmaster Entertainment	69,001 a	410,556
Tractor Supply	66,835 a,b	2,253,008
True Religion Apparel	43,371 a,b	494,863
Tuesday Morning	63,150 a,b	74,517
Tween Brands	30,959 a	83,280
UniFirst	33,282	873,320

Universal Electronics	32,885 a	370,943
Universal Technical Institute	39,233 a,b	687,754
Volcom	36,680 a,b	304,077
Winnebago Industries	41,349 b	228,660
WMS Industries	104,936 a,b	2,331,678
Wolverine World Wide	103,039 b	1,869,127
Zale	39,397 a,b	48,852
Zumiez	40,234 a,b	287,673
		73,328,698
Consumer Staples--3.7%
Alliance One International	177,702 a,b	426,485
Andersons	36,663 b	600,907
Boston Beer, Cl. A	17,363 a,b	438,242
Cal-Maine Foods	26,735 b	723,984
Casey's General Stores	98,017 b	2,082,861
Central Garden & Pet, Cl. A	144,141 a	864,846
Chattem	37,464 a,b	2,532,566
Darling International	163,657 a,b	751,186
Diamond Foods	30,968 b	795,258
Great Atlantic & Pacific Tea	58,912 a,b	419,453
Green Mountain Coffee Roasters	32,022 a,b	1,225,162
Hain Celestial Group	83,108 a,b	1,264,904
J & J Snack Foods	26,754	933,982
Lance	58,831 b	1,107,788
Nash Finch	26,373 b	1,134,830
Sanderson Farms	33,588 b	1,215,214
Spartan Stores	44,896 b	834,168
TreeHouse Foods	59,896 a,b	1,580,655
United Natural Foods	83,310 a,b	1,294,637
WD-40	32,299	809,736
		21,036,864
Energy--4.7%
Atwood Oceanics	111,932 a,b	1,863,668
Basic Energy Services	40,162 a	385,555
Bristow Group	52,589 a	1,272,128
CARBO Ceramics	42,741 b	1,536,539
Dril-Quip	61,867 a,b	1,515,741
Gulf Island Fabrication	35,693	449,375
Holly	85,201	1,991,147
Hornbeck Offshore Services	40,984 a,b	727,056
ION Geophysical	176,279 a	264,419
Lufkin Industries	33,946 b	1,186,413
Matrix Service	51,056 a	270,086
NATCO Group, Cl. A	43,546 a,b	745,943
Oil States International	100,179 a	1,834,277
Penn Virginia	79,610 b	1,639,966
Petroleum Development	28,046 a,b	483,794
PetroQuest Energy	80,343 a,b	508,571
Pioneer Drilling	92,698 a	460,709
SEACOR Holdings	37,516 a,b	2,440,041
St. Mary Land & Exploration	122,123	2,363,080
Stone Energy	71,039 a	609,515
Superior Well Services	35,039 a,b	322,008
Swift Energy	63,374 a,b	970,890
Tetra Technologies	145,345 a	754,341
World Fuel Services	63,453 b	2,142,808
		26,738,070
Financial--18.8%

Acadia Realty Trust	54,450 b	635,431
American Physicians Capital	16,411	697,796
Amerisafe	43,529 a	815,298
Anchor Bancorp Wisconsin	38,850 b	78,477
Bank Mutual	88,187	778,691
BankAtlantic Bancorp, Cl. A	21,829 b	50,643
BioMed Realty Trust	158,922	1,754,499
Boston Private Financial Holdings	109,000 b	513,390
Brookline Bancorp	105,797	1,023,057
Cascade Bancorp	63,967 b	149,683
Cash America International	59,042	1,079,288
Cedar Shopping Centers	101,832	624,230
Central Pacific Financial	52,407	352,699
Colonial Properties Trust	99,243 b	729,436
Columbia Banking System	32,033	285,094
Community Bank System	71,149	1,277,125
Corus Bankshares	70,061 b	77,768
Delphi Financial Group, Cl. A	75,767	1,149,385
DiamondRock Hospitality	173,872	712,875
Dime Community Bancshares	53,763	540,318
East West Bancorp	122,497 b	1,162,497
EastGroup Properties	49,798	1,512,863
Entertainment Properties Trust	64,649	1,464,300
Extra Space Storage	169,135 b	1,371,685
Financial Federal	47,843 b	1,039,150
First BanCorp/Puerto Rico	159,688	1,135,382
First Cash Financial Services	58,790 a	988,848
First Commonwealth Financial	148,583 b	1,424,911
First Financial Bancorp	59,657	484,415
First Financial Bankshares	43,549 b	1,933,140
First Midwest Bancorp	93,535 b	935,350
Flagstar Bancorp	82,614 a,b	49,568
Forestar Group	64,698 a,b	721,383
Franklin Street Properties	115,894	1,323,509
Frontier Financial	97,082 b	171,835
Glacier Bancorp	114,400 b	1,756,040
Greenhill & Co.	37,782 b	2,456,586
Guaranty Financial Group	203,134 a,b	316,889
Hancock Holding	47,015 b	1,286,801
Hanmi Financial	54,025 b	103,188
Home Bancshares	28,358 b	583,891
Home Properties	63,193 b	2,267,997
Independent Bank	44,991 b	71,536
Independent Bank	31,573	585,363
Infinity Property & Casualty	31,520	1,210,368
Inland Real Estate	130,455 b	1,287,591
Investment Technology Group	80,297 a	1,740,839
Irwin Financial	42,346 a,b	101,207
Kilroy Realty	64,297 b	1,469,829
Kite Realty Group Trust	72,573	336,013
LaBranche & Co.	127,762 a	876,447
LaSalle Hotel Properties	87,686 b	730,424
Lexington Realty Trust	156,200	691,966
LTC Properties	42,018	869,352
Medical Properties Trust	156,707 b	713,017
Mid-America Apartment Communities	53,503 b	1,580,479
Nara Bancorp	38,987	230,413
National Financial Partners	79,191 b	203,521

National Penn Bancshares	148,908 b	1,441,429
National Retail Properties	158,716 b	2,290,272
Navigators Group	26,521 a	1,361,588
Old National Bancorp	138,022 b	1,757,020
optionsXpress Holdings	85,515	931,258
Parkway Properties	29,254	436,470
Pennsylvania Real Estate
Investment Trust	88,010 b	389,884
Piper Jaffray	30,051 a,b	862,764
Portfolio Recovery Associates	29,913 a,b	705,648
Post Properties	81,403	1,065,565
Presidential Life	48,660	470,542
PrivateBancorp	50,628 b	738,156
ProAssurance	68,195 a,b	3,222,896
Prosperity Bancshares	82,431 b	2,229,759
Provident Bankshares	63,930 b	410,431
PS Business Parks	32,507	1,394,550
Rewards Network	57,553 a	151,940
RLI	38,464 b	2,172,831
S&T Bancorp	42,922 b	1,091,506
Safety Insurance Group	31,142 b	1,090,593
Selective Insurance Group	102,155	1,568,079
Senior Housing Properties Trust	227,976	3,688,652
Signature Bank	66,735 a	1,714,422
South Financial Group	143,450 b	269,686
Sovran Self Storage	44,824	1,165,424
Sterling Bancorp	39,981 b	440,591
Sterling Bancshares	129,163 b	718,146
Sterling Financial	98,873 b	182,915
Stewart Information Services	36,093 b	535,620
Stifel Financial	52,675 a	1,845,732
Susquehanna Bancshares	169,949 b	1,869,439
SWS Group	58,815	861,640
Tanger Factory Outlet Centers	65,206 b	1,975,742
Tompkins Financial	13,592 b	681,639
Tower Group	39,604 b	992,872
TradeStation Group	55,150 a,b	303,877
Trustco Bank	159,702 b	1,070,003
UCBH Holdings	208,193 b	485,090
UMB Financial	60,925	2,360,235
Umpqua Holdings	118,817 b	1,164,407
United Bankshares	78,819 b	1,654,411
United Community Banks	72,269 b	372,185
United Fire & Casualty	40,278	807,574
Urstadt Biddle Properties, Cl. A	43,804	647,861
Whitney Holding	124,352 b	1,615,332
Wilshire Bancorp	45,156 b	309,770
Wintrust Financial	40,930 b	547,234
World Acceptance	33,628 a	643,976
Zenith National Insurance	74,162 b	2,079,502
		107,300,934
Health Care--13.5%
Abaxis	41,561 a,b	657,495
Air Methods	21,245 a,b	414,277
Amedisys	52,593 a,b	2,168,409
American Medical Systems Holdings	147,616 a	1,579,491
AMERIGROUP	106,272 a,b	2,972,428
AMN Healthcare Services	71,071 a	483,283

AmSurg	63,208 a	1,238,245
Analogic	26,257 b	656,425
ArQule	50,391 a,b	199,044
Bio-Reference Laboratories	22,656 a	552,806
Cambrex	78,675 a	257,267
Catalyst Health Solutions	73,825 a	1,625,626
Centene	83,861 a	1,486,856
Chemed	43,131 b	1,730,847
CONMED	63,793 a	998,360
Cooper	92,175 b	1,748,560
CorVel	14,949 a	263,700
Cross Country Healthcare	67,162 a,b	503,043
CryoLife	52,295 a	430,911
Cubist Pharmaceuticals	115,140 a,b	2,465,147
Cyberonics	44,688 a	687,748
Datascope	27,900	1,478,700
Dionex	36,434 a	1,845,018
Eclipsys	103,442 a,b	906,152
Enzo Biochem	67,495 a	330,051
Gentiva Health Services	55,431 a	1,401,296
Greatbatch	43,676 a,b	1,017,651
Haemonetics	47,860 a,b	2,830,919
HealthSpring	97,084 a	1,691,203
Healthways	70,134 a	969,252
HMS Holdings	46,249 a	1,431,407
ICU Medical	22,907 a	698,893
Integra LifeSciences Holdings	37,641 a,b	1,044,161
Invacare	69,780 b	1,330,007
Inventiv Health	64,547 a,b	615,778
Kendle International	22,963 a,b	438,593
Kensey Nash	26,503 a	547,817
Landauer	18,848	1,292,596
LCA-Vision	57,132 b	143,973
LHC Group	28,549 a	759,689
Magellan Health Services	79,849 a	2,892,131
Martek Biosciences	65,851 a,b	1,741,759
MedCath	45,122 a	283,817
MEDNAX	91,096 a	3,058,093
Meridian Bioscience	76,337	1,622,925
Merit Medical Systems	52,891 a	813,992
Molina Healthcare	27,395 a,b	480,508
MWI Veterinary Supply	23,491 a,b	491,667
Natus Medical	53,559 a	414,547
Noven Pharmaceuticals	48,474 a,b	481,347
Odyssey HealthCare	59,185 a	587,115
Omnicell	64,333 a	502,441
Osteotech	37,950 a	115,368
Owens & Minor	79,402 b	3,157,818
Palomar Medical Technologies	34,165 a	302,360
Par Pharmaceutical Cos.	69,780 a	858,992
PAREXEL International	98,248 a	971,673
PharMerica	59,242 a,b	973,938
Phase Forward	82,329 a,b	1,111,442
PSS World Medical	119,816 a,b	1,902,678
Regeneron Pharmaceuticals	121,457 a,b	2,123,068
RehabCare Group	36,674 a,b	511,602
Res-Care	49,522 a	671,023
Salix Pharmaceuticals	93,359 a,b	746,872

Savient Pharmaceuticals	92,893 a,b	514,627
SurModics	30,683 a,b	608,444
Symmetry Medical	76,540 a,b	524,299
Theragenics	70,734 a	91,247
ViroPharma	153,911 a,b	1,846,932
West Pharmaceutical Services	63,156 b	2,098,042
Zoll Medical	42,019 a	672,724
		77,066,615
Industrial--18.8%
A.O. Smith	49,822 b	1,369,109
AAR	71,342 a,b	1,294,144
ABM Industries	80,540 b	1,196,019
Actuant, Cl. A	105,860	1,744,573
Acuity Brands	86,242 b	2,317,323
Administaff	45,840 b	966,766
Aerovironment	30,488 a,b	1,129,885
Albany International, Cl. A	44,236	442,802
American Science & Engineering	17,115	1,334,970
Apogee Enterprises	68,917	706,399
Applied Industrial Technologies	80,188 b	1,266,169
Applied Signal Technology	24,661	432,554
Arkansas Best	57,556 b	1,346,235
Astec Industries	35,297 a,b	867,247
ATC Technology	44,280 a	577,854
Axsys Technologies	16,050 a	685,335
Baldor Electric	84,956 b	1,190,234
Barnes Group	81,791 b	924,238
Belden	90,233 b	1,178,443
Bowne & Co.	59,878 b	167,658
Brady, Cl. A	107,198 b	2,242,582
Briggs & Stratton	97,518 b	1,442,291
C & D Technologies	37,884 a,b	112,894
Cascade	19,652 b	449,834
CDI	36,948	396,083
Ceradyne	59,849 a	1,365,754
CIRCOR International	35,501	789,897
CLARCOR	97,348 b	2,953,538
Consolidated Graphics	24,386 a	392,858
Cubic	35,834	973,251
Curtiss-Wright	88,085 b	2,845,145
EMCOR Group	136,094 a	2,802,175
EnPro Industries	35,162 a,b	643,465
Esterline Technologies	58,735 a	2,119,746
Forward Air	54,764	1,109,519
G & K Services, Cl. A	46,299	854,217
Gardner Denver	105,238 a	2,291,031
GenCorp	98,475 a,b	285,577
Geo Group	94,739 a	1,402,137
Gibraltar Industries	62,324 b	637,575
Griffon	101,361 a,b	1,008,542
Healthcare Services Group	85,942 b	1,316,631
Heartland Express	123,550 b	1,662,983
Heidrick & Struggles International	41,971 b	637,959
Hub Group, Cl. A	75,861 a	1,722,045
II-VI	45,982 a	865,841
Insituform Technologies, Cl. A	52,122 a,b	977,809
Interface, Cl. A	102,809	419,461
John Bean Technologies	61,984	601,245

Kaman	44,747	854,220
Kaydon	65,568 b	1,783,450
Kirby	106,765 a,b	2,560,225
Knight Transportation	111,580 b	1,488,477
Lawson Products	9,558	182,749
Lennox International	98,400	2,766,024
Lindsay	22,415 b	582,790
Lydall	40,000 a	147,600
Magnetek	20,235 a	40,470
Mobile Mini	60,985 a,b	770,850
Moog, Cl. A	80,658 a	2,416,514
Mueller Industries	68,774 b	1,383,733
NCI Building Systems	34,642 a,b	401,501
Old Dominion Freight Line	56,157 a,b	1,408,418
On Assignment	68,572 a	317,488
Orbital Sciences	123,673 a	2,073,996
Quanex Building Products	77,120	654,749
Regal-Beloit	63,939 b	2,171,368
Robbins & Myers	72,368	1,251,243
School Specialty	34,389 a,b	567,419
Simpson Manufacturing	78,678 b	1,579,067
SkyWest	123,210	1,928,237
Spherion	128,782 a	184,158
Standard Register	37,845	275,133
Standex International	27,735	425,732
Sykes Enterprises	63,064 a	1,053,799
Teledyne Technologies	67,793 a	1,889,391
Tetra Tech	113,691 a	2,641,042
Toro	76,328 b	2,260,072
Tredegar	48,665 b	802,973
Triumph Group	32,799 b	1,485,139
TrueBlue	96,299 a	818,542
United Stationers	43,351 a,b	1,214,262
Universal Forest Products	34,998 b	734,958
Valmont Industries	32,637	1,324,409
Viad	42,900 b	953,667
Vicor	31,768 b	149,945
Volt Information Sciences	20,474 a,b	109,126
Wabash National	37,696	106,303
Watsco	58,688 b	1,939,638
Watson Wyatt Worldwide, Cl. A	86,103 b	4,003,790
Watts Water Technologies, Cl. A	59,497 b	1,325,593
		107,488,302
Information Technology--16.7%
Actel	41,910 a,b	378,028
Adaptec	240,413 a	670,752
Advanced Energy Industries	67,136 a,b	602,881
Agilysys	32,720	116,810
Anixter International	58,061 a,b	1,566,486
Arris Group	249,714 a,b	1,777,964
ATMI	62,595 a,b	845,658
Avid Technology	63,936 a,b	639,999
Axcelis Technologies	157,150 a,b	44,788
Bankrate	25,952 a,b	865,759
Bel Fuse, Cl. B	22,133	337,307
Benchmark Electronics	143,650 a,b	1,686,451
Black Box	35,469 b	774,288
Blackbaud	94,500 b	1,051,785

Blue Coat Systems	76,425 a,b	732,916
Brightpoint	126,267 a,b	590,930
Brooks Automation	128,645 a	587,908
Cabot Microelectronics	48,025 a,b	1,093,049
CACI International, Cl. A	56,226 a	2,538,604
Catapult Communications	16,950 a	116,955
Checkpoint Systems	76,612 a	685,677
CIBER	110,499 a	481,776
Cognex	81,667 b	1,066,571
Cohu	44,953 b	448,631
Comtech Telecommunications	46,376 a,b	1,799,389
Concur Technologies	80,920 a,b	1,997,915
CSG Systems International	76,152 a	1,104,204
CTS	84,600 b	434,844
CyberSource	130,335 a,b	1,554,897
Cymer	54,365 a,b	1,109,046
Cypress Semiconductor	301,193 a,b	1,358,380
Daktronics	65,481 b	565,101
DealerTrack Holdings	89,995 a,b	1,025,043
Digi International	54,924 a	417,422
Diodes	61,240 a,b	396,835
DSP Group	57,427 a	373,850
Electro Scientific Industries	51,750 a	327,060
EMS Technologies	26,188 a	628,512
Epicor Software	119,029 a,b	421,363
EPIQ Systems	65,447 a,b	1,159,721
Exar	87,052 a,b	589,342
FARO Technologies	33,915 a	509,403
FEI	69,683 a,b	1,268,231
Forrester Research	32,192 a,b	672,169
Gerber Scientific	47,929 a	150,497
Gevity HR	40,350	81,103
Harmonic	195,246 a	1,005,517
Heartland Payment Systems	51,882 b	470,570
Hittite Microwave	41,511 a,b	1,063,512
Hutchinson Technology	53,426 a,b	169,360
Informatica	177,811 a	2,268,868
InfoSpace	92,069 b	737,473
Insight Enterprises	93,651 a	485,112
Integral Systems	31,574 a	345,104
Intermec	90,075 a	1,118,732
Interwoven	95,279 a	1,502,550
Intevac	47,985 a	210,174
Itron	67,377 a,b	4,399,718
j2 Global Communications	91,304 a,b	1,787,732
JDA Software Group	50,574 a	566,429
Keithley Instruments	24,584	85,306
Knot	50,151 a,b	345,039
Kopin	116,646 a	184,301
Kulicke & Soffa Industries	95,200 a,b	145,656
Littelfuse	39,195 a,b	599,684
LoJack	60,000 a	228,000
Manhattan Associates	55,554 a,b	852,198
Mannatech	30,106 b	80,985
MAXIMUS	34,671 b	1,288,374
Mercury Computer Systems	39,283 a	234,520
Methode Electronics	90,327 b	417,311
Micrel	110,672	841,107

Micros Systems	165,039 a,b	2,376,562
Microsemi	160,147 a,b	1,345,235
MKS Instruments	105,097 a	1,476,613
MTS Systems	32,549	852,458
NETGEAR	71,409 a	794,068
Network Equipment Technologies	38,926 a,b	121,838
Newport	69,116 a,b	369,771
Novatel Wireless	87,308 a,b	483,686
Park Electrochemical	46,225 b	811,249
PC-Tel	44,111	284,957
Perficient	70,560 a,b	275,890
Pericom Semiconductor	44,746 a	276,083
Phoenix Technologies	49,390 a	127,426
Plexus	75,829 a	1,096,487
Progress Software	84,119 a,b	1,435,070
Quality Systems	36,991 b	1,379,024
Radiant Systems	66,840 a	231,266
Radisys	50,000 a,b	236,500
Rogers	43,648 a,b	1,069,376
Rudolph Technologies	88,059 a,b	247,446
ScanSource	54,771 a,b	1,025,313
Skyworks Solutions	329,606 a,b	1,423,898
Smith Micro Software	53,500 a,b	283,550
Sonic Solutions	63,550 a,b	83,251
SPSS	35,523 a,b	912,231
Standard Microsystems	49,231 a,b	681,849
StarTek	36,400 a	168,896
Stratasys	35,946 a,b	384,982
Supertex	22,734 a	515,834
Symmetricom	82,400 a,b	305,704
Synaptics	66,121 a,b	1,558,472
SYNNEX	30,844 a,b	473,455
Take-Two Interactive Software	156,500 a	1,098,630
Taleo, Cl. A	52,597 a,b	443,393
Technitrol	93,990	206,778
Tekelec	125,138 a,b	1,554,214
THQ	122,375 a	483,381
Tollgrade Communications	45,730 a	263,405
Triquint Semiconductor	282,411 a	570,470
TTM Technologies	85,497 a,b	515,547
Tyler Technologies	57,800 a,b	727,702
Ultratech	37,596 a,b	421,075
United Online	170,679 b	1,044,555
Varian Semiconductor Equipment
Associates	143,640 a,b	2,734,906
Veeco Instruments	62,171 a,b	300,286
ViaSat	48,300 a	1,070,328
Websense	81,843 a,b	916,642
Wright Express	69,047 a	805,088
		95,344,472
Materials--3.7%
A.M. Castle & Co.	31,428 b	265,881
AMCOL International	40,030 b	580,035
American Vanguard	39,984	568,173
Arch Chemicals	47,177 b	1,057,237
Balchem	32,976	736,354
Brush Engineered Materials	45,691 a,b	573,879
Buckeye Technologies	60,672 a,b	177,162

Calgon Carbon	99,735 a,b	1,253,669
Century Aluminum	109,480 a,b	388,654
Clearwater Paper	28,156 a	318,444
Deltic Timber	17,954 b	710,440
Eagle Materials	81,871	1,480,228
Georgia Gulf	60,177 b	56,566
H.B. Fuller	99,455 b	1,389,386
Headwaters	82,476 a,b	373,616
Myers Industries	63,153 b	395,969
Neenah Paper	32,409	218,113
NewMarket	22,539	709,979
Olympic Steel	13,604 b	215,895
OM Group	58,299 a,b	1,129,835
Penford	13,350	115,611
PolyOne	149,016 a,b	305,483
Quaker Chemical	23,264	265,442
Rock-Tenn, Cl. A	74,808 b	2,331,765
RTI International Metals	53,896 a,b	717,356
Schulman (A.)	63,132 b	956,450
Schweitzer-Mauduit International	31,712	678,637
Stepan	11,916	437,198
Texas Industries	50,537 b	1,147,695
Wausau Paper	110,785	1,053,565
Zep	45,588 b	501,012
		21,109,729
Telecommunication Services--.2%
Fairpoint Communications	169,163 b	461,815
General Communication, Cl. A	71,900 a	472,383
		934,198
Utilities--6.0%
Allete	50,420 b	1,568,062
American States Water	30,451 b	1,052,691
Atmos Energy	177,672	4,361,848
Avista	110,609	2,105,995
Central Vermont Public Service	20,233	457,266
CH Energy Group	33,432 b	1,690,991
Cleco	116,084 b	2,652,519
El Paso Electric	82,358 a	1,362,201
Laclede Group	47,087 b	2,137,279
New Jersey Resources	84,509 b	3,387,966
Northwest Natural Gas	49,110 b	2,108,783
Piedmont Natural Gas	142,592 b	3,694,559
South Jersey Industries	59,539 b	2,220,805
Southwest Gas	86,709	2,233,624
UIL Holdings	53,402 b	1,411,415
UniSource Energy	65,577 b	1,851,894
		34,297,898
Total Common Stocks
(cost $858,731,361)		564,645,780
	Principal
Short-Term Investments--.2%	Amount ($)	Value ($)
U.S. Treasury Bills
0.15%, 6/18/09
(cost $1,019,430)	1,020,000 [c]	1,019,010

Other Investment--1.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred

Plus Money Market Fund
(cost $5,537,000)	5,537,000 [d]	5,537,000

Investment of Cash Collateral for
Securities Loaned--28.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $161,462,619)	161,462,619 [d]	161,462,619

Total Investments (cost $1,026,750,410)	128.3%	732,664,409
Liabilities, Less Cash and Receivables	(28.3%)	(161,689,074)
Net Assets	100.0%	570,975,335

a	Non-income producing security.
b	All or a portion of these securities are on loan. At January 31, 2009, the total market value of the fund's securities on loan is $150,691,841 and the total market value of the collateral held by the fund is $161,462,619.
c	All or partially held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,026,750,410.

Net unrealized depreciation on investments was $294,086,001 of which $23,588,298 related to appreciated investment securities and $317,674,299 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES January 31, 2009

Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2009 ($)
Financial Futures Long
Russell 2000 Mini	151	6,683,260	March 2009	(781,872)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	731,645,399	(781,872)
Level 2 - Other Significant Observable Inputs	1,019,010	0
Level 3 - Significant Unobservable Inputs	0	0
Total	732,664,409	(781,872)
*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 27, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 27, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)